Schedule of Intangible Assets, Including Impact of Impairment Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Finite Lived Intangible Assets [Line Items]
Intangible Assets, Amortization Expense			$ 12,911	$ 5,700	$ 1,700
Intangible Assets, Impairment	$ 6,600	$ 28,400	34,999
Intangible Assets, Accumulated Amortization	(61,258)		(61,258)	(13,348)
Goodwill, Cost	133,885		133,885	132,515
Goodwill, Net	133,885		133,885	132,515
Total Goodwill and Intangible Assets, Cost	227,085		227,085	224,515
Total Goodwill and Intangible Assets, Impairment			34,999
Total Goodwill and Intangible Assets, Net	165,827		165,827	211,167
Customer Contracts And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible Assets, Cost	63,260		63,260	62,060
Intangible Assets, Amortization Expense			11,634
Intangible Assets, Impairment			34,999
Intangible Assets, Accumulated Amortization	(52,627)		(52,627)	(5,994)
Intangible Assets, Net	10,633		$ 10,633	$ 56,066
Intangible Assets, Useful Life			15 years	15 years
Sales Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Intangible Assets, Cost	2,500		$ 2,500	$ 2,500
Intangible Assets, Amortization Expense			625
Intangible Assets, Accumulated Amortization	(2,083)		(2,083)	(1,458)
Intangible Assets, Net	417		$ 417	$ 1,042
Intangible Assets, Useful Life			4 years	4 years
Permits [Member]
Finite Lived Intangible Assets [Line Items]
Intangible Assets, Cost	27,440		$ 27,440	$ 27,440
Intangible Assets, Amortization Expense			652
Intangible Assets, Accumulated Amortization	(6,548)		(6,548)	(5,896)
Intangible Assets, Net	$ 20,892		$ 20,892	$ 21,544
Intangible Assets, Useful Life			40 years	40 years